Note 3 - Fair Value of Financial Instruments - Changes in Fair Value of Level 3 Fair Value Measurements (Q1) (Details) - Accrued Warrant Liability [Member] - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019
Beginning Balance		$ 6,414		$ 6,414		$ 78,637
Total (gains) or losses, realized and unrealized, included in earnings	[1]	160,689	[1]	426,130	[2]	(72,223)	[2]
Settlements		(122,691)		(432,544)
Ending Balance		$ 44,412				$ 6,414

[1]	Unrealized gains or losses related to the accrued warrant liability were included as change in value of accrued warrant liability. There were no realized gains or losses for the three months ended March 31, 2021 and 2020.
[2]	Unrealized gains or losses related to the accrued warrant liability were included as change in value of warrant liability.